Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—7.9%
215,555		Alphabet, Inc., Class A	$ 41,365,004
543,426		AT&T, Inc.	14,895,307
119,750		Comcast Corp., Class A	3,979,293
65,530		Electronic Arts, Inc.	9,992,670
420,573		Fox Corp., Class A	23,451,150
30,159		Meta Platforms, Inc.	23,326,177
65,681		T-Mobile USA, Inc.	15,659,007
277,588		Verizon Communications, Inc.	11,869,663
		TOTAL	144,538,271
		Consumer Discretionary—6.7%
666,617		Advance Auto Parts, Inc.	35,377,364
72,361	[1]	Amazon.com, Inc.	16,940,434
33,729	[1]	DoorDash, Inc.	8,440,682
62,402		eBay, Inc.	5,725,384
120,216	[1]	Five Below, Inc.	16,411,888
18,297	[1]	Flutter Entertainment PLC	5,530,451
219,231		General Motors Co.	11,693,782
41,735		McDonald’s Corp.	12,523,421
65,656		PVH Corp.	4,820,464
9,198	[1]	Ulta Beauty, Inc.	4,737,062
		TOTAL	122,200,932
		Consumer Staples—8.3%
171,264		Albertsons Cos., Inc.	3,291,694
179,799	[1]	Bellring Brands, Inc.	9,813,429
192,538		Colgate-Palmolive Co.	16,144,311
212,451	[1]	Dollar Tree, Inc.	24,123,811
196,544		Estee Lauder Cos., Inc., Class A	18,345,417
97,684		Kimberly-Clark Corp.	12,173,380
168,099		Kroger Co.	11,783,740
209,979	[1]	Maplebear, Inc.	10,072,693
106,989		Molson Coors Beverage Company, Class B	5,212,504
254,118		Philip Morris International, Inc.	41,688,058
		TOTAL	152,649,037
		Energy—4.9%
92,266		Cheniere Energy, Inc.	21,763,704
172,295		Devon Energy Corp.	5,723,640
216,711		EOG Resources, Inc.	26,009,654
99,648		Expand Energy Corp.	10,441,117
45,644		Exxon Mobil Corp.	5,095,696
53,709		Marathon Petroleum Corp.	9,140,735
21,563		Valero Energy Corp.	2,960,816
148,510		Williams Cos., Inc.	8,903,174
		TOTAL	90,038,536
		Financials—23.3%
174,940		Aflac, Inc.	17,382,038
55,984		Ameriprise Financial, Inc.	29,010,349
97,691		Arch Capital Group Ltd.	8,407,287

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
361,499		Bank of New York Mellon Corp.	$ 36,674,074
43,398	[1]	Berkshire Hathaway, Inc., Class B	20,478,648
43,324		Cboe Global Markets, Inc.	10,442,817
23,850		Chubb Ltd.	6,345,054
11,104		CME Group, Inc.	3,090,021
137,898		Fidelity National Financial, Inc.	7,781,584
11,728		Goldman Sachs Group, Inc.	8,486,264
163,945		Hartford Insurance Group, Inc.	20,393,119
355,810		Interactive Brokers Group, Inc., Class A	23,326,904
42,271		Intercontinental Exchange, Inc.	7,812,949
52,466		JPMorgan Chase & Co.	15,542,528
161,550		Morgan Stanley	23,014,413
151,559		Northern Trust Corp.	19,702,670
113,952	[1]	PayPal Holdings, Inc.	7,835,340
25,075		PNC Financial Services Group, Inc.	4,771,020
160,948		Popular, Inc.	18,441,422
151,028		Progressive Corp., OH	36,554,817
208,269		Prudential Financial, Inc.	21,572,503
231,712		State Street Corp.	25,893,816
223,887		Synchrony Financial	15,598,207
147,948		The Travelers Cos., Inc.	38,501,987
		TOTAL	427,059,831
		Health Care—11.8%
201,121		AbbVie, Inc.	38,015,891
95,089	[1]	Align Technology, Inc.	12,267,432
57,073		Amgen, Inc.	16,842,242
47,186	[1]	Biogen, Inc.	6,039,808
104,701		Cardinal Health, Inc.	16,251,689
204,671	[1]	Centene Corp.	5,335,773
56,321	[1]	Charles River Laboratories International, Inc.	9,554,294
329,308		Dentsply Sirona, Inc.	4,712,398
851,908	[1]	Elanco Animal Health, Inc.	11,654,101
23,624		Elevance Health, Inc.	6,687,482
55,977		Humana, Inc.	13,986,973
153,517	[1]	Illumina, Inc.	15,767,731
149,959	[1]	Incyte Genomics, Inc.	11,230,430
74,242		Johnson & Johnson	12,230,627
581,923	[1]	Moderna, Inc.	17,201,644
26,875		Regeneron Pharmaceuticals, Inc.	14,659,238
27,396		Teleflex, Inc.	3,273,822
		TOTAL	215,711,575
		Industrials—13.9%
23,066		3M Co.	3,441,909
38,117		C.H. Robinson Worldwide, Inc.	4,395,652
54,474		Emerson Electric Co.	7,926,512
69,432		GE Aerospace	18,821,627
73,474		GE Vernova, Inc.	48,514,147
46,989		General Dynamics Corp.	14,642,242
19,140		Lennox International, Inc.	11,656,260
37,375		Lockheed Martin Corp.	15,734,127
78,503		Manpower, Inc.	3,238,249
86,575		Masco Corp.	5,898,355

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
26,437		Northrop Grumman Corp.	$ 15,243,839
65,599		Otis Worldwide Corp.	5,621,178
91,262	[1]	SPX Technologies, Inc.	16,645,276
40,693		Trane Technologies PLC	17,826,789
10,904		TransDigm, Inc.	17,538,648
41,442		Union Pacific Corp.	9,198,881
135,101	[1]	United Airlines Holdings, Inc.	11,930,769
257,379		Veralto Corp.	26,981,041
		TOTAL	255,255,501
		Information Technology—9.3%
38,517		Accenture PLC	10,287,891
331,794	[1]	Fortinet, Inc.	33,146,221
76,337	[1]	GoDaddy, Inc.	12,334,532
577,274		Hewlett Packard Enterprise Co.	11,943,799
37,239		IBM Corp.	9,427,053
88,929		Microchip Technology, Inc.	6,010,711
238,599	[1]	Nutanix, Inc.	17,935,487
141,649		Salesforce, Inc.	36,592,186
50,174		TD SYNNEX Corp.	7,244,624
186,756		Teradyne, Inc.	20,063,197
65,801	[1]	Zoom Communications, Inc.	4,872,564
		TOTAL	169,858,265
		Materials—3.9%
221,555		Alcoa Corp.	6,640,003
641,808		Celanese Corp.	33,521,632
94,327		FMC Corp.	3,682,526
309,321		Newmont Corp.	19,208,834
60,608		PPG Industries, Inc.	6,394,144
8,774		Sherwin-Williams Co.	2,903,141
		TOTAL	72,350,280
		Real Estate—3.4%
46,353	[1]	CBRE Group, Inc.	7,219,016
392,923		Kilroy Realty Corp.	14,483,142
80,511		SBA Communications Corp.	18,092,432
238,061		SL Green Realty Corp.	13,628,992
48,892		Welltower, Inc.	8,070,603
		TOTAL	61,494,185
		Utilities—4.4%
69,076		American Electric Power Co., Inc.	7,815,259
40,978		DTE Energy Co.	5,671,765
141,914		Duke Energy Corp.	17,262,419
240,402		Edison International	12,529,752
311,296		Exelon Corp.	13,989,642
161,752		Pinnacle West Capital Corp.	14,657,966
31,755		Southern Co.	3,000,213
74,561		Xcel Energy, Inc.	5,475,760
		TOTAL	80,402,776
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,459,282,016)	1,791,559,189

Shares		Value
	INVESTMENT COMPANY—2.3%
41,590,029	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[2] (IDENTIFIED COST $41,590,029)	$ 41,590,029
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,500,872,045)	1,833,149,218
	OTHER ASSETS AND LIABILITIES - NET—(0.1%)[3]	(2,102,864)
	NET ASSETS—100%	$1,831,046,354
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$24,260,891
Purchases at Cost	$355,524,076
Proceeds from Sales	$(338,194,938)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$41,590,029
Shares Held as of 7/31/2025	41,590,029
Dividend Income	$1,062,893

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any Over-the-counter (OTC) derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.